Stock-Based Compensation - Schedule of assumptions used to determine fair value of options granted (Details) - $ / shares	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in dollars per share)	$ 10.52
Expected term (in years)	5 years 10 months 10 days
Expected volatility	47.00%	40.00%
Risk-free interest rate	0.57%
Expected dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in dollars per share)	$ 3.94
Expected term (in years)	5 years 10 months 17 days
Risk-free interest rate	1.45%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in dollars per share)	$ 4.17
Expected term (in years)	6 years 22 days
Risk-free interest rate	1.46%